Investment Strategy - Rareview Multi-Asset ETF	Aug. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

In seeking to pursue its investment objective, the Fund varies its mix of direct or indirect exposure to equity securities, debt securities and money market instruments (debt securities maturing in one year or less) and cash. The Fund seeks to invest in equity securities that offer the opportunity for growth and/or provide income. The Fund may invest in equity securities of issuers domiciled outside the United States (“U.S”). The proportion of equities, debt and money market instruments and cash held by the Fund, as well as the selection of the underlying fixed-income exchange-traded funds (“ETFs”), varies with market conditions and the Adviser’s assessment of their relative attractiveness as investment opportunities. The underlying fixed-income ETFs may invest in a broad range of debt securities, including corporate bonds and mortgage-backed and asset-backed securities issued by corporations, as well as U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the underlying funds may have significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the Adviser, or unrated but determined by the Adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” The Fund’s investment in an underlying fund is not limited to a particular maturity or duration criteria. The Fund may invest in an affiliated money market fund that is also advised by the Adviser.

The Adviser’s proprietary strategy is an approach to strategic asset allocation that is designed with the goal of generating consistent returns across different economic environments. The Adviser believes that asset classes have different structural sensitivities to economic conditions that can be logically understood because they are rooted in the characteristics of the asset’s cash flows, and that this understanding can be used to structure a portfolio that is diversified to what the Adviser believes are the most important fundamental macro drivers of asset returns: growth and inflation. For example, allocating to assets that the Adviser believes will likely outperform in rising growth (e.g., equities and commodities) alongside assets it believes will likely outperform in falling growth (e.g., fixed-rate and inflation-linked bonds) may help create a portfolio that collects the market risk premium with no fundamental sensitivity to growth conditions. Similarly, allocating to assets that the Adviser believes will likely outperform in rising inflation (e.g., commodities and inflation-linked bonds) alongside assets it believes will likely outperform in low or stable inflation (e.g., fixed-rate government debt and equities) may help create a portfolio that collects the market risk premium with no fundamental sensitivity to inflation.